Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Common Stock, $0.0001 par value
Amount Registered | shares	1,440,000
Proposed Maximum Offering Price per Unit	57.62
Maximum Aggregate Offering Price	$ 82,972,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,458.54
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A Ordinary Common Stock, par value $0.0001 per share ("Common Stock"), of SharonAI Holdings Inc. (the "Registrant") that become issuable under the SharonAI Holdings Inc. 2025 Omnibus Equity Incentive Plan, amended (the "Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of the outstanding shares of the Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein. Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act. The proposed maximum offering price per share is based on the average of the high and low price per share of Common Stock as reported on the Nasdaq Capital Market on September 21, 2026, which date is within five business days prior to the filing of this Registration Statement.